Annual Operating Expenses {- Franklin Floating Rate Daily Access Fund} - Franklin Investors Securities Trust - FIST2-35 - Franklin Floating Rate Daily Access Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.15%
Acquired fund fees and expenses	0.03%	[1]
Total annual Fund operating expenses	0.99%	[1]
Fee waiver and/or expense reimbursement	(0.03%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.96%	[1],[2]
Class C
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	0.65%
Other expenses	0.15%
Acquired fund fees and expenses	0.03%	[1]
Total annual Fund operating expenses	1.39%	[1]
Fee waiver and/or expense reimbursement	(0.03%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.36%	[1],[2]
Class R6
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	none
Other expenses	0.14%	[3]
Acquired fund fees and expenses	0.03%	[1]
Total annual Fund operating expenses	0.73%	[1],[3]
Fee waiver and/or expense reimbursement	(0.11%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.62%	[1],[2],[3]
Advisor Class
Operating Expenses:
Management fees	0.56%
Distribution and service (12b-1) fees	none
Other expenses	0.15%
Acquired fund fees and expenses	0.03%	[1]
Total annual Fund operating expenses	0.74%	[1]
Fee waiver and/or expense reimbursement	(0.03%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.71%	[1],[2]

[1]

2. Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[2]

3. The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund's investment in Franklin Templeton affiliated funds (acquired funds) for at least one year following the date of this prospectus. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.

[3]

1. The transfer agent has contractually agreed to cap transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that class do not exceed 0.03% until February 28, 2022. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the fee waiver and expense limitation.